Guarantor Financial Information - Condensed Consolidating Statements of Cash Flows (Parenthetical) (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Debt issuance costs	$ 5.5